UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04413

Delaware Group® Equity Funds IV

(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSR for the annual period ended September 30, 2025 originally filed with the Securities and Exchange Commission on November 26, 2025 (Accession Number 0001192135-25-298793). The sole purpose of this amendment is to include the PwC Change in Accountant notice for Item 19(a)(5). Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Nomura Growth and Income Fund
(formerly, Macquarie Growth and Income Fund)
Class A : FGINX
Semiannual shareholder report | March 31, 2026
This semiannual shareholder report contains important information about Nomura Growth and Income Fund (Fund) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	0.99%
^	Annualized.
Fund statistics (as of March 31, 2026)
Fund net assets	$1,807,839,115
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,884,494
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	21.79%
Healthcare	17.94%
Communication Services	12.35%
Information Technology	10.47%
Industrials	8.94%
Energy	8.43%
Consumer Discretionary	7.50%
Consumer Staples	5.59%
Materials	3.04%

Top 10 equity holdings
Exxon Mobil	5.94%
Cisco Systems	4.37%
AT&T	3.89%
Citigroup	3.80%
Gilead Sciences	3.76%
Bristol-Myers Squibb	3.59%
Micron Technology	3.35%
Philip Morris International	3.20%
McKesson	3.05%
Newmont	3.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5435841)
TSSR-FGINX-0526

Nomura Growth and Income Fund
(formerly, Macquarie Growth and Income Fund)
Institutional Class : FGIPX
Semiannual shareholder report | March 31, 2026
This semiannual shareholder report contains important information about Nomura Growth and Income Fund (Fund) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$39	0.74%
^	Annualized.
Fund statistics (as of March 31, 2026)
Fund net assets	$1,807,839,115
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,884,494
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	21.79%
Healthcare	17.94%
Communication Services	12.35%
Information Technology	10.47%
Industrials	8.94%
Energy	8.43%
Consumer Discretionary	7.50%
Consumer Staples	5.59%
Materials	3.04%

Top 10 equity holdings
Exxon Mobil	5.94%
Cisco Systems	4.37%
AT&T	3.89%
Citigroup	3.80%
Gilead Sciences	3.76%
Bristol-Myers Squibb	3.59%
Micron Technology	3.35%
Philip Morris International	3.20%
McKesson	3.05%
Newmont	3.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5435841)
TSSR-FGIPX-0526

Nomura Growth and Income Fund
(formerly, Macquarie Growth and Income Fund)
Class R6 : FGIQX
Semiannual shareholder report | March 31, 2026
This semiannual shareholder report contains important information about Nomura Growth and Income Fund (Fund) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$35	0.66%
^	Annualized.
Fund statistics (as of March 31, 2026)
Fund net assets	$1,807,839,115
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,884,494
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	21.79%
Healthcare	17.94%
Communication Services	12.35%
Information Technology	10.47%
Industrials	8.94%
Energy	8.43%
Consumer Discretionary	7.50%
Consumer Staples	5.59%
Materials	3.04%

Top 10 equity holdings
Exxon Mobil	5.94%
Cisco Systems	4.37%
AT&T	3.89%
Citigroup	3.80%
Gilead Sciences	3.76%
Bristol-Myers Squibb	3.59%
Micron Technology	3.35%
Philip Morris International	3.20%
McKesson	3.05%
Newmont	3.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5435841)
TSSR-FGIQX-0526

Nomura Opportunity Fund
(formerly, Macquarie Opportunity Fund)
Class A : FIUSX
Semiannual shareholder report | March 31, 2026

This semiannual shareholder report contains important information about Nomura Opportunity Fund (Fund) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$58	1.11%
^	Annualized.
Fund statistics (as of March 31, 2026)
Fund net assets	$535,846,752
Total number of portfolio holdings*	95
Total advisory fees paid (during reporting period)	$1,762,155
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.16%
Financials	18.09%
Information Technology	10.46%
Utilities	8.40%
Energy	8.39%
Consumer Discretionary	8.24%
Real Estate	7.03%
Materials	6.24%
Healthcare	4.78%
Consumer Staples	3.36%
Communication Services	0.57%

Top 10 equity holdings
Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5435841)
TSSR-FIUSX-0526

Nomura Opportunity Fund
(formerly, Macquarie Opportunity Fund)
Class C : FIVCX
Semiannual shareholder report | March 31, 2026
This semiannual shareholder report contains important information about Nomura Opportunity Fund (Fund) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$98	1.86%
^	Annualized.
Fund statistics (as of March 31, 2026)
Fund net assets	$535,846,752
Total number of portfolio holdings*	95
Total advisory fees paid (during reporting period)	$1,762,155
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*
Industrials	22.16%
Financials	18.09%
Information Technology	10.46%
Utilities	8.40%
Energy	8.39%
Consumer Discretionary	8.24%
Real Estate	7.03%
Materials	6.24%
Healthcare	4.78%
Consumer Staples	3.36%
Communication Services	0.57%

Top 10 equity holdings
Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5435841)
TSSR-FIVCX-0526

Nomura Opportunity Fund
(formerly, Macquarie Opportunity Fund)
Class R : FIZRX
Semiannual shareholder report | March 31, 2026
This semiannual shareholder report contains important information about Nomura Opportunity Fund (Fund) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$71	1.36%
^	Annualized.
Fund statistics (as of March 31, 2026)
Fund net assets	$535,846,752
Total number of portfolio holdings*	95
Total advisory fees paid (during reporting period)	$1,762,155
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*
Industrials	22.16%
Financials	18.09%
Information Technology	10.46%
Utilities	8.40%
Energy	8.39%
Consumer Discretionary	8.24%
Real Estate	7.03%
Materials	6.24%
Healthcare	4.78%
Consumer Staples	3.36%
Communication Services	0.57%

Top 10 equity holdings
Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5435841)
TSSR-FIZRX-0526

Nomura Opportunity Fund
(formerly, Macquarie Opportunity Fund)
Institutional Class : FIVUX
Semiannual shareholder report | March 31, 2026
This semiannual shareholder report contains important information about Nomura Opportunity Fund (Fund) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$45	0.86%
^	Annualized.
Fund statistics (as of March 31, 2026)
Fund net assets	$535,846,752
Total number of portfolio holdings*	95
Total advisory fees paid (during reporting period)	$1,762,155
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*
Industrials	22.16%
Financials	18.09%
Information Technology	10.46%
Utilities	8.40%
Energy	8.39%
Consumer Discretionary	8.24%
Real Estate	7.03%
Materials	6.24%
Healthcare	4.78%
Consumer Staples	3.36%
Communication Services	0.57%

Top 10 equity holdings
Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5435841)
TSSR-FIVUX-0526

Nomura Opportunity Fund
(formerly, Macquarie Opportunity Fund)
Class R6 : FIVVX
Semiannual shareholder report | March 31, 2026
This semiannual shareholder report contains important information about Nomura Opportunity Fund (Fund) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$41	0.78%
^	Annualized.
Fund statistics (as of March 31, 2026)
Fund net assets	$535,846,752
Total number of portfolio holdings*	95
Total advisory fees paid (during reporting period)	$1,762,155
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*
Industrials	22.16%
Financials	18.09%
Information Technology	10.46%
Utilities	8.40%
Energy	8.39%
Consumer Discretionary	8.24%
Real Estate	7.03%
Materials	6.24%
Healthcare	4.78%
Consumer Staples	3.36%
Communication Services	0.57%

Top 10 equity holdings
Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5435841)
TSSR-FIVVX-0526

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Equity funds
Nomura Growth and Income Fund
(formerly, Macquarie Growth and Income Fund)
Nomura Opportunity Fund
(formerly, Macquarie Opportunity Fund)
Financial statements and other information
For the six months ended March 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Nomura Growth and Income Fund	March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.05%♣
Communication Services — 12.35%
Alphabet Class A	159,998	$ 46,009,025
AT&T	2,427,991	70,387,459
Comcast Class A	1,508,882	43,320,002
Meta Platforms Class A	13,242	7,576,145
Verizon Communications	1,072,494	53,839,199
Versant Media Group †	58,024	2,148,049
		223,279,879
Consumer Discretionary — 7.50%
Booking Holdings	8,178	34,431,997
BorgWarner	282,610	15,334,419
Dillard's Class A	28,102	16,077,435
Macy's	1,084,436	19,617,447
TJX	313,598	50,081,601
		135,542,899
Consumer Staples — 5.59%
Altria Group	587,634	38,777,968
Philip Morris International	349,897	57,851,970
Smithfield Foods	162,113	4,534,300
		101,164,238
Energy — 8.43%
Expand Energy	104,675	11,491,222
Exxon Mobil	632,650	107,335,399
HF Sinclair	407,283	25,410,386
Marathon Petroleum	33,163	8,097,741
		152,334,748
Financials — 21.79%
American International Group	210,714	15,856,228
Bank of New York Mellon	40,192	4,767,977
Citigroup	605,279	68,644,691
Evercore Class A	43,514	12,989,364
F&G Annuities & Life	24,807	628,113
Invesco	2,234,961	54,287,203
MetLife	64,269	4,545,104
Old Republic International	470,575	18,775,942
OneMain Holdings	476,487	25,487,290
PNC Financial Services Group	98,085	20,410,508
Popular	386,034	51,794,182
Rithm Capital	822,466	7,796,978
Synchrony Financial	106,885	7,270,318

Schedules of investments
Nomura Growth and Income Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Truist Financial	807,034	$ 37,099,353
Wells Fargo & Co.	610,741	48,621,091
Western Union	1,714,554	14,968,056
		393,942,398
Healthcare — 17.94%
AbbVie	29,360	6,385,506
Bristol-Myers Squibb	1,069,834	64,885,432
Cardinal Health	32,032	6,768,682
CVS Health	757,238	54,384,833
Gilead Sciences	488,145	68,032,769
McKesson	63,821	55,228,141
Merck & Co.	344,364	41,423,546
Pfizer	970,767	27,259,137
		324,368,046
Industrials — 8.94%
3M	73,430	10,664,239
Comfort Systems USA	20,526	28,305,149
Delta Air Lines	88,787	5,902,560
General Dynamics	53,828	18,474,846
Lockheed Martin	53,512	32,342,117
ManpowerGroup	505,341	14,887,346
Trane Technologies	27,252	11,356,998
United Airlines Holdings †	60,000	5,524,200
United Parcel Service Class B	347,718	34,208,497
		161,665,952
Information Technology — 10.47%
Accenture Class A	64,234	12,736,960
Cisco Systems	1,017,485	78,946,661
Lam Research	141,595	30,253,188
Micron Technology	179,405	60,610,185
Salesforce	35,935	6,707,986
		189,254,980
Materials — 3.04%
Newmont	507,459	54,932,437
		54,932,437
Total Common Stocks (cost $1,300,346,960)		1,736,485,577

	Number of shares	Value (US $)

Short-Term Investments — 3.64%
Money Market Mutual Funds — 3.64%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	16,434,176	$ 16,434,176
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	16,434,176	16,434,176
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	16,434,176	16,434,176
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	16,434,176	16,434,176
Total Short-Term Investments (cost $65,736,704)		65,736,704
Total Value of Securities—99.69% (cost $1,366,083,664)		1,802,222,281

Receivables and Other Assets Net of Liabilities—0.31%		5,616,834
Net Assets Applicable to 102,874,388 Shares Outstanding—100.00%		$1,807,839,115
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Opportunity Fund	March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.72%♣
Communication Services — 0.57%
Omnicom Group	40,268	$ 3,032,583
		3,032,583
Consumer Discretionary — 8.24%
Aptiv †	44,610	3,097,718
AutoZone †	1,432	4,836,981
Darden Restaurants	20,870	4,091,355
Dick's Sporting Goods	15,650	3,103,239
DR Horton	29,970	4,112,483
Marriott International Class A	26,720	8,739,310
PulteGroup	39,200	4,610,312
Ross Stores	42,990	9,312,924
Royal Caribbean Cruises	8,200	2,256,476
		44,160,798
Consumer Staples — 3.36%
Hershey	21,000	4,365,690
Kroger	65,300	4,725,108
Tyson Foods Class A	47,420	3,038,199
US Foods Holding †	63,650	5,869,167
		17,998,164
Energy — 8.39%
Cheniere Energy	21,550	6,115,028
Coterra Energy	218,950	7,693,903
Devon Energy	104,770	5,272,026
Expand Energy	64,650	7,097,277
Targa Resources	40,000	10,029,200
Valero Energy	35,400	8,746,632
		44,954,066
Financials — 18.09%
Affiliated Managers Group	21,170	5,857,739
Allstate	26,230	5,438,528
Ally Financial	158,760	6,228,155
Assurant	26,620	5,798,102
Axis Capital Holdings	59,550	6,038,966
Citizens Financial Group	95,800	5,745,126
Columbia Banking System	251,700	6,904,131
Corebridge Financial	177,900	4,244,694
Global Payments	80,650	5,427,745
Hartford Insurance Group	42,260	5,714,820
Old National Bancorp	306,750	6,779,175

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Raymond James Financial	48,520	$ 7,025,211
Reinsurance Group of America	29,320	5,985,971
State Street	47,190	5,972,366
Synchrony Financial	86,420	5,878,288
Webster Financial	26,400	1,832,688
Willis Towers Watson	20,800	6,046,560
		96,918,265
Healthcare — 4.78%
Agilent Technologies	54,840	6,250,663
Becton, Dickinson and Co.	18,750	2,948,063
Cencora	11,220	3,524,651
IQVIA Holdings †	16,400	2,796,856
Quest Diagnostics	27,730	5,434,525
STERIS	21,160	4,679,111
		25,633,869
Industrials — 22.16%
AECOM	54,180	4,595,548
AMETEK	34,160	7,322,537
CACI International Class A †	13,875	7,546,196
Curtiss-Wright	9,950	6,777,144
Delta Air Lines	87,000	5,783,760
Dover	23,250	4,846,462
Gates Industrial †	186,850	4,224,678
ITT	46,130	8,789,149
JB Hunt Transport Services	13,130	2,782,247
Johnson Controls International	47,608	6,234,268
KBR	95,160	3,507,598
L3Harris Technologies	20,800	7,179,120
MasTec †	20,550	6,611,757
Nextpower Class A †	35,278	4,252,763
Oshkosh	50,940	7,498,877
Parker-Hannifin	2,900	2,596,196
Quanta Services	9,830	5,396,867
Regal Rexnord	47,350	8,866,761
Saia †	6,550	2,300,884
United Rentals	7,905	5,759,267
WESCO International	21,402	5,856,015
		118,728,094

Schedules of investments
Nomura Opportunity Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology — 10.46%
Akamai Technologies †	50,460	$ 5,795,331
Ciena †	19,370	7,520,015
Flex †	89,790	5,877,653
Keysight Technologies †	27,535	7,775,058
ON Semiconductor †	70,510	4,365,979
TD SYNNEX	44,350	7,482,289
Teradyne	29,620	8,781,145
Twilio Class A †	67,400	8,480,268
		56,077,738
Materials — 6.24%
Amcor	94,049	3,738,448
Axalta Coating Systems †	89,950	2,491,615
Celanese	59,090	3,886,349
Crown Holdings	57,340	5,748,335
Louisiana-Pacific	61,050	4,441,388
Reliance	22,070	6,707,514
Vulcan Materials	23,610	6,429,003
		33,442,652
Real Estate — 7.03%
American Homes 4 Rent Class A	155,710	4,347,423
Extra Space Storage	19,987	2,620,895
First Industrial Realty Trust	67,700	3,916,445
Host Hotels & Resorts	218,020	4,177,263
Iron Mountain	40,400	4,126,456
Kimco Realty	167,420	3,761,928
Realty Income	66,620	4,075,812
Ventas	73,150	5,982,207
VICI Properties	170,687	4,663,169
		37,671,598
Utilities — 8.40%
CMS Energy	101,390	7,865,836
Edison International	83,970	6,144,925
NRG Energy	39,660	5,795,912
OGE Energy	94,050	4,510,638
Public Service Enterprise Group	70,010	5,667,310
WEC Energy Group	60,020	6,948,515

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
Xcel Energy	102,070	$ 8,108,441
		45,041,577
Total Common Stocks (cost $323,281,904)		523,659,404

Short-Term Investments — 0.99%
Money Market Mutual Funds — 0.99%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	1,322,614	1,322,614
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,322,622	1,322,622
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,322,622	1,322,622
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	1,322,619	1,322,619
Total Short-Term Investments (cost $5,290,477)		5,290,477
Total Value of Securities—98.71% (cost $328,572,381)		528,949,881

Receivables and Other Assets Net of Liabilities—1.29%		6,896,871
Net Assets Applicable to 15,139,689 Shares Outstanding—100.00%		$535,846,752
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
March 31, 2026 (Unaudited)
	Nomura Growth and Income Fund	Nomura Opportunity Fund
Assets:
Investments, at value*	$1,802,222,281	$528,949,881
Foreign currencies, at valueΔ	1,158	—
Receivable for fund shares sold	7,030,087	202,734
Dividends receivable	2,286,999	570,267
Prepaid expenses	162,689	68,691
Receivable for securities sold	—	10,590,016
Foreign tax reclaims receivable	—	10,678
Other assets	9,299	5,215
Total Assets	1,811,712,513	540,397,482
Liabilities:
Payable for fund shares redeemed	2,107,170	486,897
Investment management fees payable to affiliates	906,757	307,903
Other accrued expenses	542,653	292,947
Distribution fees payable to affiliates	299,944	111,044
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,612	3,022
Accounting and administration expenses payable to affiliates	6,029	2,333
Legal fees payable to affiliates	2,233	855
Payable for securities purchased	—	3,345,729
Total Liabilities	3,873,398	4,550,730
Total Net Assets	$1,807,839,115	$535,846,752

Net Assets Consist of:
Paid-in capital	$1,279,980,488	$305,022,460
Total distributable earnings (loss)	527,858,627	230,824,292
Total Net Assets	$1,807,839,115	$535,846,752

	Nomura Growth and Income Fund	Nomura Opportunity Fund

Net Asset Value

Class A:
Net assets	$1,393,219,848	$511,373,306
Shares of beneficial interest outstanding, unlimited authorization, no par	79,247,674	14,492,402
Net asset value per share	$17.58	$35.29
Sales charge	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$18.65	$37.44

Class C:
Net assets	$—	$1,411,133
Shares of beneficial interest outstanding, unlimited authorization, no par	—	37,664
Net asset value per share	$—	$37.47

Class R:
Net assets	$—	$119,443
Shares of beneficial interest outstanding, unlimited authorization, no par	—	3,167
Net asset value per share	$—	$37.71

Institutional Class:
Net assets	$412,074,930	$20,307,439
Shares of beneficial interest outstanding, unlimited authorization, no par	23,484,721	537,957
Net asset value per share	$17.55	$37.75

Class R6:
Net assets	$2,544,337	$2,635,431
Shares of beneficial interest outstanding, unlimited authorization, no par	141,993	68,499
Net asset value per share	$17.92	$38.47
*Investments, at cost	$1,366,083,664	$328,572,381
ΔForeign currencies, at cost	1,165	—
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended March 31, 2026 (Unaudited)
	Nomura Growth and Income Fund	Nomura Opportunity Fund
Investment Income:
Dividends	$24,520,585	$4,256,032
Foreign tax withheld	(85,019)	—
	24,435,566	4,256,032

Expenses:
Management fees	4,884,494	1,976,277
Distribution expenses — Class A	1,711,722	632,037
Distribution expenses — Class C	—	7,354
Distribution expenses — Class R	—	289
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	883,713	330,895
Accounting and administration expenses	105,625	61,248
Reports and statements to shareholders expenses	56,470	27,655
Legal fees	49,751	19,554
Trustees’ fees	40,450	13,400
Registration fees	33,957	29,307
Audit and tax fees	15,419	15,480
Custodian fees	7,460	3,601
Other	22,164	13,445
	7,811,225	3,130,542
Less expenses waived	—	(214,122)
Less expenses paid indirectly	(12,908)	(2,879)
Total operating expenses	7,798,317	2,913,541
Net Investment Income (Loss)	16,637,249	1,342,491
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	116,973,025	37,685,979
Net change in unrealized appreciation (depreciation) on investments	66,993,005	15,004,207
Net Realized and Unrealized Gain (Loss)	183,966,030	52,690,186
Net Increase (Decrease) in Net Assets Resulting from Operations	$200,603,279	$54,032,677
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Growth and Income Fund
	Six months ended 3/31/26 (Unaudited)	Year ended 9/30/25

Increase in Net Assets from Operations:
Net investment income (loss)	$16,637,249	$27,431,739
Net realized gain (loss)	116,973,025	126,192,257
Net change in unrealized appreciation (depreciation)	66,993,005	93,049,511
Net increase (decrease) in net assets resulting from operations	200,603,279	246,673,507

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(128,373,890)	(136,448,911)
Institutional Class	(21,721,147)	(11,260,199)
Class R6	(183,170)	(3,313,868)
	(150,278,207)	(151,022,978)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	27,951,953	42,160,451
Institutional Class	253,591,140	125,242,863
Class R6	751,041	35,298,020

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	127,889,203	135,938,946
Institutional Class	21,721,147	11,260,199
Class R6	183,170	3,182,354
	432,087,654	353,082,833

Statements of changes in net assets
Nomura Growth and Income Fund
	Six months ended 3/31/26 (Unaudited)	Year ended 9/30/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(117,204,111)	$(230,956,796)
Institutional Class	(61,149,996)	(42,575,968)
Class R6	(4,778,625)	(33,544,875)
	(183,132,732)	(307,077,639)
Increase in net assets derived from capital share transactions	248,954,922	46,005,194
Net Increase in Net Assets	299,279,994	141,655,723

Net Assets:
Beginning of period	1,508,559,121	1,366,903,398
End of period	$1,807,839,115	$1,508,559,121
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Opportunity Fund
	Six months ended 3/31/26 (Unaudited)	Year ended 9/30/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,342,491	$3,715,291
Net realized gain (loss)	37,685,979	57,676,593
Net change in unrealized appreciation (depreciation)	15,004,207	(17,520,833)
Net increase (decrease) in net assets resulting from operations	54,032,677	43,871,051

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(51,335,970)	(58,968,477)
Class C	(131,715)	(200,961)
Class R	(10,127)	(30,350)
Institutional Class	(1,825,051)	(3,949,405)
Class R6	(96,973)	(1,058,739)
	(53,399,836)	(64,207,932)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	4,674,523	10,497,350
Class C	5,951	129,639
Class R	5,454	43,296
Institutional Class	2,660,879	14,138,164
Class R6	1,616,664	766,986

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	51,126,811	58,779,080
Class C	131,715	200,961
Class R	10,127	30,350
Institutional Class	1,823,937	3,948,158
Class R6	96,973	664,848
	62,153,034	89,198,832

Statements of changes in net assets
Nomura Opportunity Fund
	Six months ended 3/31/26 (Unaudited)	Year ended 9/30/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(45,767,046)	$(92,885,175)
Class C	(252,314)	(761,365)
Class R	(19,739)	(241,333)
Institutional Class	(3,430,603)	(24,166,351)
Class R6	(3,154,693)	(6,209,697)
	(52,624,395)	(124,263,921)
Increase (decrease) in net assets derived from capital share transactions	9,528,639	(35,065,089)
Net Increase (Decrease) in Net Assets	10,161,480	(55,401,970)

Net Assets:
Beginning of period	525,685,272	581,087,242
End of period	$535,846,752	$525,685,272
See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights
Nomura Growth and Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/26[1] (Unaudited)	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
$17.05	$16.05	$13.62	$12.21	$14.62	$11.94

0.18	0.30	0.33	0.34	0.30	0.25
2.07	2.45	3.11	2.04	(0.99)	3.34
2.25	2.75	3.44	2.38	(0.69)	3.59

(0.18)	(0.30)	(0.33)	(0.33)	(0.37)	(0.21)
(1.54)	(1.45)	(0.68)	(0.64)	(1.35)	(0.70)
(1.72)	(1.75)	(1.01)	(0.97)	(1.72)	(0.91)

$17.58	$17.05	$16.05	$13.62	$12.21	$14.62

13.78%	18.76%[4]	26.26%[4]	19.74%[4]	(5.81%)[4]	30.89%

$1,393,220	$1,307,648	$1,277,971	$1,144,700	$857,819	$1,037,062
0.99%	1.02%	1.02%	1.02%	1.04%	1.07%
0.99%	1.02%	1.02%	1.02%	1.06%	1.07%
2.00%	1.91%	2.23%	2.50%	2.13%	1.82%
2.00%	1.91%	2.23%	2.50%	2.10%	1.82%
17%	34%	35%	26%	23%	51%

Financial highlights
Nomura Growth and Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/26[1] (Unaudited)	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
$17.03	$16.04	$13.63	$12.23	$14.64	$11.99

0.19	0.33	0.37	0.38	0.34	0.29
2.08	2.46	3.11	2.03	(0.99)	3.34
2.27	2.79	3.48	2.41	(0.65)	3.63

(0.21)	(0.35)	(0.39)	(0.37)	(0.41)	(0.28)
(1.54)	(1.45)	(0.68)	(0.64)	(1.35)	(0.70)
(1.75)	(1.80)	(1.07)	(1.01)	(1.76)	(0.98)

$17.55	$17.03	$16.04	$13.63	$12.23	$14.64

13.92%	19.09%[4]	26.56%[4]	20.01%[4]	(5.54%)[4]	31.19%[4]

$412,075	$194,791	$86,783	$12,448	$4,360	$4,804
0.74%	0.77%	0.77%	0.77%	0.78%	0.82%
0.74%	0.77%	0.77%	0.77%	0.81%	0.82%
2.15%	2.10%	2.48%	2.81%	2.41%	2.08%
2.15%	2.10%	2.48%	2.81%	2.38%	2.08%
17%	34%	35%	26%	23%	51%

Financial highlights
Nomura Growth and Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/26[1] (Unaudited)	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
$17.28	$16.20	$13.76	$12.33	$14.72	$12.01

0.20	0.37	0.39	0.38	0.37	0.30
2.12	2.46	3.13	2.07	(1.01)	3.35
2.32	2.83	3.52	2.45	(0.64)	3.65

(0.14)	(0.30)	(0.40)	(0.38)	(0.40)	(0.24)
(1.54)	(1.45)	(0.68)	(0.64)	(1.35)	(0.70)
(1.68)	(1.75)	(1.08)	(1.02)	(1.75)	(0.94)

$17.92	$17.28	$16.20	$13.76	$12.33	$14.72

13.99%	19.14%[4]	26.61%[4]	20.13%	(5.45%)[4]	31.25%[4]

$2,544	$6,120	$2,149	$141	$27	$192
0.66%	0.69%	0.70%	0.71%	0.73%	0.75%
0.66%	0.69%	0.70%	0.71%	0.73%	0.76%
2.27%	2.36%	2.55%	2.79%	2.57%	2.29%
2.27%	2.36%	2.55%	2.79%	2.57%	2.28%
17%	34%	35%	26%	23%	51%

Financial highlights
Nomura Opportunity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/26[1] (Unaudited)	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
$35.49	$36.55	$28.84	$28.57	$33.94	$23.26

0.09	0.23	0.20	0.23	0.25	0.43
3.48	2.80	8.16	2.66	(3.64)	10.48
3.57	3.03	8.36	2.89	(3.39)	10.91

(0.24)	(0.28)	(0.26)	(0.20)	(0.39)	(0.23)
(3.53)	(3.81)	(0.39)	(2.42)	(1.59)	—
(3.77)	(4.09)	(0.65)	(2.62)	(1.98)	(0.23)

$35.29	$35.49	$36.55	$28.84	$28.57	$33.94

10.77%	9.02%	29.35%	10.08%	(10.87%)	47.10%

$511,373	$500,917	$541,136	$496,660	$502,949	$660,973
1.11%	1.11%	1.12%	1.14%	1.16%	1.20%
1.19%	1.20%	1.19%	1.18%	1.20%	1.20%
0.50%	0.67%	0.63%	0.76%	0.73%	1.40%
0.42%	0.58%	0.56%	0.72%	0.69%	1.40%
8%	18%	17%	11%	17%	13%

Financial highlights
Nomura Opportunity Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended September 30, 2023.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/26[2] (Unaudited)	Year ended		2/28/23[1] to 9/30/23
	9/30/25	9/30/24
$37.36	$38.25	$30.25	$32.05

(0.05)[4]	(0.03)	(0.04)	(0.01)
3.69	2.95	8.54	(1.79)
3.64	2.92	8.50	(1.80)

—	—	(0.11)	—
(3.53)	(3.81)	(0.39)	—
(3.53)	(3.81)	(0.50)	—

$37.47	$37.36	$38.25	$30.25

10.35%	8.21%	28.36%	(5.62%)

$1,411	$1,514	$2,030	$2,660
1.86%	1.86%	1.87%	1.89%
1.94%	1.95%	1.94%	1.89%
(0.25%)	(0.08%)	(0.12%)	(0.03%)
(0.33%)	(0.17%)	(0.19%)	(0.03%)
8%	18%	17%	11%[7]

Financial highlights
Nomura Opportunity Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the period ended September 30, 2023.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/26[2] (Unaudited)	Year ended		2/28/23[1] to 9/30/23
	9/30/25	9/30/24
$37.52	$38.35	$30.34	$32.05

0.04	0.13	0.13	0.09
3.71	2.98	8.56	(1.80)
3.75	3.11	8.69	(1.71)

(0.03)	(0.13)	(0.29)	—
(3.53)	(3.81)	(0.39)	—
(3.56)	(3.94)	(0.68)	—

$37.71	$37.52	$38.35	$30.34

10.61%	8.74%	29.00%	(5.34%)

$120	$122	$305	$237
1.36%	1.36%	1.37%	1.39%
1.44%	1.45%	1.44%	1.39%
0.23%	0.36%	0.38%	0.50%
0.15%	0.27%	0.31%	0.50%
8%	18%	17%	11%[6]

Financial highlights
Nomura Opportunity Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/26[1] (Unaudited)	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
$37.68	$38.58	$30.43	$29.98	$35.58	$24.37

0.14	0.33	0.30	0.31	0.35	0.52
3.70	2.99	8.60	2.81	(3.80)	10.99
3.84	3.32	8.90	3.12	(3.45)	11.51

(0.24)	(0.41)	(0.36)	(0.25)	(0.56)	(0.30)
(3.53)	(3.81)	(0.39)	(2.42)	(1.59)	—
(3.77)	(4.22)	(0.75)	(2.67)	(2.15)	(0.30)

$37.75	$37.68	$38.58	$30.43	$29.98	$35.58

10.91%	9.32%	29.66%	10.40%	(10.61%)	47.50%

$20,308	$19,113	$27,679	$29,676	$2,925	$4,083
0.86%	0.86%	0.87%	0.89%	0.90%	0.90%
0.94%	0.95%	0.94%	0.90%	0.95%	0.95%
0.75%	0.92%	0.88%	1.01%	0.99%	1.59%
0.67%	0.83%	0.81%	1.00%	0.94%	1.54%
8%	18%	17%	11%	17%	13%

Financial highlights
Nomura Opportunity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/26[1] (Unaudited)	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
$38.09	$38.89	$30.69	$30.43	$35.51	$24.04

0.16	0.34	0.33	0.36	0.59	0.54
3.75	3.03	8.68	2.84	(4.08)	10.93
3.91	3.37	9.01	3.20	(3.49)	11.47

—	(0.36)	(0.42)	(0.52)	—	—
(3.53)	(3.81)	(0.39)	(2.42)	(1.59)	—
(3.53)	(4.17)	(0.81)	(2.94)	(1.59)	—

$38.47	$38.09	$38.89	$30.69	$30.43	$35.51

10.92%	9.38%	29.80%	10.49%	(10.50%)	47.71%

$2,635	$4,019	$9,937	$10,950	$6,362	$227
0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
0.86%	0.87%	0.87%	0.83%	0.95%	0.88%
0.82%	0.94%	0.97%	1.15%	1.84%	1.75%
0.74%	0.85%	0.88%	1.10%	1.67%	1.65%
8%	18%	17%	11%	17%	13%

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)	March 31, 2026 (Unaudited)
Delaware Group Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three funds. These financial statements and the related notes pertain to Nomura Growth and Income Fund (formerly, Macquarie Growth and Income Fund through November 30, 2025) and Nomura Opportunity Fund (formerly, Macquarie Opportunity Fund through November 30, 2025) (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Each Fund offers Class A, Institutional Class, and Class R6 shares. Nomura Opportunity Fund also offers Class C and Class R shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as each Fund’s valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing

Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Funds may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.
Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended March 31, 2026, and for all open tax years (years ended September 30, 2022– September 30, 2025), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended March 31, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
1. Significant Accounting Policies (continued)
transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Nomura Growth and Income Fund declares and pays dividends quarterly. Nomura Opportunity Fund declares and pays dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund's financial statements.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended March 31, 2026, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Nomura Growth and Income Fund	$7,455
Nomura Opportunity Fund	—
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended March 31, 2026, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Nomura Growth and Income Fund	$5,453
Nomura Opportunity Fund	2,879
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Nomura Growth and Income Fund	Nomura Opportunity Fund
On the first $500 million	0.6500%	0.7500%
On the next $500 million	0.6000%	0.7000%
On the next $1.5 billion	0.5500%	0.6500%

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Nomura Growth and Income Fund	Nomura Opportunity Fund
In excess of $2.5 billion	0.5000%	0.6000%
Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management’s US and European public investments business. The closing of this transaction resulted in the automatic termination of each Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At special shareholder meetings held on September 10, 2025 and September 30, 2025, Fund shareholders approved a new investment advisory agreement for Nomura Growth and Income Fund and Nomura Opportunity Fund, respectively. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and each Fund’s name changes reflected below went effective.
Fund Name Prior to December 1, 2025	Fund Name Effective December 1, 2025
Macquarie Growth and Income Fund	Nomura Growth and Income Fund
Macquarie Opportunity Fund	Nomura Opportunity Fund
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from October 1, 2025 through January 28, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets for all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets for Class R6
Nomura Growth and Income Fund	0.77%	0.69%
Nomura Opportunity Fund	0.86%	0.78%
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from October 1, 2025 through January 28, 2027, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6
Nomura Growth and Income Fund	1.02%	n/a	n/a	0.77%	0.69%
Nomura Opportunity Fund	1.11%	1.86%	1.36%	0.86%	0.78%
Prior to the Closing Date, DMC had entered into sub-advisory agreements with its affiliate, Macquarie Investment Management Global Limited (MIMGL), to serve as principal sub-advisor for Nomura Growth and Income Fund with primary responsibility for the day-to-day management of the Fund's portfolio. Following the Closing Date, MIMGL continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
Prior to the Closing Date, MIMGL served as an affiliated sub-advisor with respect to Nomura Opportunity Fund, and DMC sought quantitative support from MIMGL and permitted MIMGL to execute Fund security trades on behalf of DMC. Following the Closing Date, MIMGL no longer serves as a sub-advisor to the Fund.
Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee was paid by DMC to MIMGL based on the extent to which the MIMGL provided services to the Funds.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended March 31, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Growth and Income Fund	$36,285
Nomura Opportunity Fund	14,022
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC's fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. These

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended March 31, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Growth and Income Fund	$51,780
Nomura Opportunity Fund	18,137
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended March 31, 2026, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Nomura Growth and Income Fund	$12,787
Nomura Opportunity Fund	4,842
For the six months ended March 31, 2026, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Nomura Growth and Income Fund	$43,546
Nomura Opportunity Fund	12,828

For the six months ended March 31, 2026, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A
Nomura Growth and Income Fund	$15,847
Nomura Opportunity Fund	4
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended March 31, 2026, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Nomura Growth and Income Fund	$334,681,892	$278,591,135
Nomura Opportunity Fund	43,172,949	93,125,623
At March 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Nomura Growth and Income Fund	$1,366,083,664	$466,513,065	$(30,374,448)	$436,138,617
Nomura Opportunity Fund	328,572,381	208,949,681	(8,572,181)	200,377,500

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
3. Investments (continued)
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of March 31, 2026:
Nomura Growth and Income Fund
Level 1
Securities
Assets:
Common Stocks	$1,736,485,577
Short-Term Investments	65,736,704
Total Value of Securities	$1,802,222,281
Nomura Opportunity Fund
Level 1
Securities
Assets:
Common Stocks	$523,659,404
Short-Term Investments	5,290,477
Total Value of Securities	$528,949,881
During the six months ended March 31, 2026, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. As of March 31, 2026, there were no Level 3 investments in either Funds.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
4. Capital Shares
Transactions in capital shares were as follows:
	Nomura Growth and Income Fund		Nomura Opportunity Fund
	Six months ended	Year ended	Six months ended	Year ended
	3/31/26	9/30/25	3/31/26	9/30/25
Shares sold:
Class A	1,589,074	2,713,446	132,871	313,434
Class C	—	—	162	3,551
Class R	—	—	147	1,250
Institutional Class	14,233,446	8,005,919	70,641	366,636
Class R6	41,823	2,099,807	40,859	20,573

Shares issued upon reinvestment of dividends and distributions:
Class A	7,647,528	9,025,984	1,546,954	1,760,380
Class C	—	—	3,745	5,683
Class R	—	—	286	858
Institutional Class	1,298,510	743,445	51,626	111,624
Class R6	10,736	210,095	2,693	18,602
	24,821,117	22,798,696	1,849,984	2,602,591

Shares redeemed:
Class A	(6,686,387)	(14,675,486)	(1,300,783)	(2,766,743)
Class C	—	—	(6,756)	(21,799)
Class R	—	—	(531)	(6,798)
Institutional Class	(3,488,696)	(2,718,939)	(91,602)	(688,408)
Class R6	(264,610)	(2,088,471)	(80,579)	(189,194)
	(10,439,693)	(19,482,896)	(1,480,251)	(3,672,942)
Net increase (decrease)	14,381,424	3,315,800	369,733	(1,070,351)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables on the previous page and on the “Statements of changes in net assets.” For the year ended September 30, 2025, Nomura Growth and Income Fund had the following exchange transactions:
	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Value

Nomura Growth and Income Fund
Year ended
9/30/25	2,870	2,872	$45,802
Nomura Growth and Income Fund did not have any exchange transactions for the six months ended March 31, 2026. Nomura Opportunity Fund did not have any exchange transactions for the six months ended March 31, 2026 and the year ended September 30, 2025.
5. Line of Credit
Each Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
Each Fund had no amounts outstanding as of March 31, 2026, or at any time during the period then ended.
6. Securities Lending
Each Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
6. Securities Lending (continued)
applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended March 31, 2026, each Fund had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Fund invests will cause the NAV of each Fund to fluctuate.
The Funds may invest in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2026. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of March 31, 2026, there were no Rule 144A securities held by the Funds.
8. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
9. Recent Accounting Pronouncements
Each Fund adopted FASB Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of March 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction if material.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2026, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the Closing and that the Board would be asked to consider approval of the terms

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and

• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of

Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5435841)
SA-FOR-0526
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds IV

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	June 8, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Principal Financial Officer
Date:	June 8, 2026